Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net	Estimated useful lives are as follows:
Estimated useful lives (years)
Leasehold improvement	3/5
Vehicle	4
Office equipment	5
Electronic equipment	3

Schedule of Estimated Useful Lives	The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Copyright	10
Patent	10
Trademarks	10
Software	10

Schedule of Revenues by Services Categories

The Company currently generates its revenue from the following table presents revenues by service categories for the year ended December 31, 2025 and 2024, respectively:

	Years ended December 31,
	2025		2024
Service Category	$	% of revenues	$	% of revenues
Advisory and transaction services	122,990	2%	405,308	9%
Corporate business training services	419,788	5%	1,051,870	23%
Corporate consulting services	123,800	2%	484,563	11%
Revenues from sales of devices to support AI data collection and analysis	6,676,426	83%	1,561,467	35%
Revenue from sales of robots	480,000	6%	-	-
Others	215,366	2%	247,144	6%
Total revenues from continuing operations	8,038,370	100%	3,750,352	84%
Total revenues from discontinued operations	-	-%	724,338	16%
Total revenues	8,038,370	100%	4,474,690	100%

Schedule of Timing of Revenue Recognition	Timing of revenue recognition
	For the Years ended December 31,
	2025	2024
Point in Time	$8,038,370	$4,474,690
Over Time	-	-
Total Revenue	$8,038,370	$4,474,690

Schedule of Major Customers Which Individually Contributed of Total Revenue

The major customers which individually contributed more than 10% of total revenue of The Company for the years ended December 31, 2025 and 2024 are listed as below*:

	For the Years ended December 31,
	2025	2024
Customer A	-%	3%
Customer B	-%	17%
Customer C	-%	10%
Customer D	-%	-%

*	For the year ended December 31, 2025, the Company had no customer that individually contributed more than 10% of total revenue.

Schedule of Changes in Advance from Clients

Changes in advance from clients as follows:

	Years Ended December 31,
	2025	2024	2023

Advance from clients, beginning of the period	$489,523	$626,851	$187,630
Revenue deferred during the period	181,677	485,860	633,483
Recognition of revenue deferred in prior periods	(266,064)	(510,625)	(181,452)
Foreign currency translation adjustment	27,239	(41,495)	(12,810)
Subtotal	432,375	560,591	626,851
Less: advanced from clients of disposal subsidiaries	-	71,068	-
Advance from clients, end of the period	$432,375	$489,523	$626,851

Schedule of Translation Amounts

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System:

Balance sheet items, except for equity accounts
December 31, 2025	RMB 6.9931 to $1
December 31, 2024	RMB 7.2993 to $1
December 31, 2023	RMB 7.0999 to $1
December 20, 2023	RMB 7.1355 to $1

Statement of income and loss, and cash flows items
For the year ended December 31, 2025	RMB 7.1875 to $1
For the year ended December 31, 2024	RMB 7.1957 to $1
For the year ended December 31, 2023	RMB 7.0809 to $1
For the period from December 20, 2023 to December 31, 2023	RMB 7.1279 to $1